Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Mar. 31, 2020	Mar. 31, 2019
Cash Flows from Operating Activities
Net Loss	$ (1,764,859)	$ (904,927)	$ (1,337,347)	$ (133,811)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock compensation	89,333	688,000	688,000	51,368
Depreciation and amortization	66,855	10,053	62,739	12,951
Gain on bargain purchase			(52,583)	0
Loss note receivable forgiveness	0	27,000
Loss on modification of debt	18,281	0	50,756	0
Loss on extinguishment of debt	64,194	50,756	81,887	0
Gain on settlement of debt	(10,080)	0
Grant income	(2,000)	0
Loss on disposition of subsidiary			20,790	0
Amortization of debt discount	103,266	0	51,343	0
Gain on changes in fair value of compound embedded derivative	787,407	0	(119,902)	0
Changes in operating assets & liabilities
Prepaid expenses and other current assets	(2,325)	(19,329)	3,140	(5,126)
Inventory	5,811	0	2,744	1,740
Accounts payable and accrued liabilities	42,581	(36,495)	(10,983)	9,818
Deferred revenue	26,597	0	(6,430)	0
Deferred compensation			0	1,600
Net cash used in operating activities	(574,939)	(184,942)	(565,845)	(61,460)
Cash Flows from Investing Activities
Business acquisition, net of cash acquired			(42,609)	0
Payments to related parties	(470)	(174,245)	(173,533)	(65,416)
Capital expenditures	(128,031)	(31,985)	(84,688)	(3,260)
Net cash used in investing activities	(128,501)	(206,230)	(300,830)	(68,676)
Cash Flows from Financing Activities
Proceeds from convertible notes	150,000		725,499	52,450
Proceeds from notes payable	122,766	0
Repayments related to payable due for business combinations	(15,000)	0
Issuance of common stock	465,000	400,000	400,000	133,832
Repayment on notes payable	(4,484)	0	(20,532)	(45,035)
Purchase of outstanding common stock			(189,141)	0
Payment of acquisition payable			(30,000)	0
Net cash provided by financing activities	718,282	400,000	885,826	141,247
Increase (decrease) in cash and cash equivalents	14,842	8,828	19,150	11,111
Cash and cash equivalents at beginning of period	46,729	27,579	27,579	16,468
Cash and cash equivalents at end of period	61,571	36,407	46,729	27,579
Supplemental Cash Flow Information
Cash paid for interest	599	0	0	1,443
Cash paid for income taxes	0	0	0	0
Non-cash investing and financing activities:
Cancellation of outstanding shares in exchange cancellation of notes receivable - related party			$ 157,773	$ 0
Assets acquired in business combination through the issuance of stock			185,400	0
Acquisition payable from sellers due to acquisitions			$ 45,000	$ 0
Initial recognition of derivative liability as debt discount			178,692	0
Assets acquired on acquisition			428,747	0
Liabilities acquired on acquisition			155,739	0
Conversion of note payable to equity	$ 490,457	$ 59,400	$ 0	$ 59,400